GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.4 - Schedule 5

LOAN INFORMATION						ORIGINATION VALUES									AVM VALUES						DESK REVIEW VALUES						BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					OTHER VALUES					UPDATED MULTIPROPERTY VALUES
Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	PIW Indicator	Appraised Value	Value for LTV	Appraisal Form Type	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	1004	XXXX												XXXX	XXXX	XXXX	XXXX		XXXX																									2.6
XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	1004	XXXX												XXXX	XXXX	XXXX	XXXX		XXXX																									2
XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	1073	XXXX												XXXX	XXXX	XXXX	XXXX		XXXX																									4